Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues (including $495,330 and $843,828 from related parties for the years ended December 31, 2021 and 2020, respectively)	$ 8,021,823	$ 5,005,694
Cost of revenues (including $663,976 and $308,381 from related parties for the years ended December 31, 2021 and 2020, respectively)	3,659,805	1,673,367
Gross profit	4,362,018	3,332,327
Other operating income		35,164
Operating expenses:
Selling and distribution expenses	89,416	23,191
General and administrative expenses	2,095,488	873,505
Other operating expenses		30,812
Impairment loss on goodwill		5,594,692
Operating income (loss)	2,177,114	(3,154,709)
Other income (expense):
Other income	52,025	26,878
Loss from conversion of related party loan		(199,030)
Interest income	983	761
Interest expense	(17,816)	(14,325)
Other income (expense), net	35,192	(185,716)
Income (loss) before income tax	2,212,306	(3,340,425)
Income tax expense	248,837	306,928
Net income (loss)	1,963,469	(3,647,353)
Less: Net income (loss) attributable to noncontrolling interests	183,733	(391,789)
Net income (loss) attributable to Fortune Valley Treasures, Inc.	1,779,736	(3,255,564)
Other comprehensive income:
Foreign currency translation gain	269,234	321,337
Total comprehensive income (loss)	2,232,703	(3,326,016)
Less: comprehensive income (loss) attributable to noncontrolling interests	208,927	(353,118)
Comprehensive income (loss) attributable to Fortune Valley Treasures, Inc.	$ 2,023,776	$ (2,972,898)
Earnings (loss) per share
Basic and diluted earnings (loss) per share*	$ 0.11	$ (0.21)
Basic and diluted weighted average shares outstanding*	15,655,038	15,390,620